Annual Operating Expenses {- Fidelity Series Opportunistic Insights Fund} - 12.31 Fidelity Series Opportunistic Insights Fund Series PRO-07 - Fidelity Series Opportunistic Insights Fund - Fidelity Series Opportunistic Insights Fund
Mar. 01, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none